Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease-Related Assets and Liabilities

The table below summarizes the Company’s lease-related assets and liabilities as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Lease assets	$76,090	$361,109

Lease liabilities
Lease liabilities (short term)	$75,168	$208,549
Lease liabilities (long term)	922	153,592
Total lease liabilities	$76,090	$362,141

Schedule of Maturities of Operating Lease Liabilities	Maturities of operating lease liabilities were as follows as of December 31, 2025:
2026	$87,138
2027	990
Total lease payments	88,128
Less interest	(12,038)
Present value of lease liabilities	$76,090